Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.25363%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$554,876.10

Principal:
Principal Collections	$12,319,842.46
Prepayments in Full	$5,444,239.26
Liquidation Proceeds	$28,722.24
Recoveries	$48,691.07
Sub Total	$17,841,495.03
Collections	$18,396,371.13

Purchase Amounts:
Purchase Amounts Related to Principal	$267,456.59
Purchase Amounts Related to Interest	$540.84
Sub Total	$267,997.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,664,368.56

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,664,368.56
Servicing Fee	$251,819.90	$251,819.90	$0.00	$0.00	$18,412,548.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,412,548.66
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,412,548.66
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,412,548.66
Interest - Class A-3 Notes	$124,967.76	$124,967.76	$0.00	$0.00	$18,287,580.90
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$18,127,430.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,127,430.98
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$18,057,502.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,057,502.23
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$18,006,980.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,006,980.06
Regular Principal Payment	$16,685,857.21	$16,685,857.21	$0.00	$0.00	$1,321,122.85
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,321,122.85
Residual Released to Depositor	$0.00	$1,321,122.85	$0.00	$0.00	$0.00
Total		$18,664,368.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,685,857.21
Total					$16,685,857.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,685,857.21	$44.65	$124,967.76	$0.33	$16,810,824.97	$44.98
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$16,685,857.21	$12.82	$405,568.60	$0.31	$17,091,425.81	$13.13

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$88,734,503.75	0.2374485	$72,048,646.54	0.1927981
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$256,554,503.75	0.1971797	$239,868,646.54	0.1843555

Pool Information
Weighted Average APR	2.418%	2.420%
Weighted Average Remaining Term	27.01	26.23
Number of Receivables Outstanding	25,806	24,995
Pool Balance	$302,183,885.64	$284,077,132.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$282,576,973.89	$265,891,116.68
Pool Factor	0.2142588	0.2014205

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$18,186,015.49
Targeted Overcollateralization Amount	$44,208,485.63
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,208,485.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$46,492.92
(Recoveries)		109	$48,691.07
Net Loss for Current Collection Period			$(2,198.15)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0087%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8428%
Second Prior Collection Period			1.3008%
Prior Collection Period			0.1188%
Current Collection Period			-0.0090%
Four Month Average (Current and Prior Three Collection Periods)			0.5634%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,022	$12,365,503.15
(Cumulative Recoveries)			$2,477,096.12
Cumulative Net Loss for All Collection Periods			$9,888,407.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7011%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,091.83
Average Net Loss for Receivables that have experienced a Realized Loss			$3,272.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	187	$2,748,634.91
61-90 Days Delinquent	0.19%	37	$553,788.55
91-120 Days Delinquent	0.10%	15	$298,097.99
Over 120 Days Delinquent	0.19%	30	$531,953.86
Total Delinquent Receivables	1.45%	269	$4,132,475.31

Repossession Inventory:
Repossessed in the Current Collection Period		7	$102,478.42
Total Repossessed Inventory		29	$507,603.52

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2903%
Prior Collection Period			0.3410%
Current Collection Period			0.3281%
Three Month Average			0.3198%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4871%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer